Commitments (Narrative) (Details) (Royalty Agreement Terms [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Royalty Agreement Terms [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
The Terms of the Contracts	three to ten years
Costs Incurred, Gross	$ 22,794,499	$ 29,498,094	$ 20,836,511